Fair Value of Financial Instruments (Details) - Schedule of Fair Value of Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Schedule of Fair Value of Assets [Abstract]
Investments in equity securities	$ 1,414	$ 330		$ 1,838
Total assets	1,414	330		44,963
Level 1 [Member]
Schedule of Fair Value of Assets [Abstract]
Investments in equity securities	1,403	319	$ 319
Total assets	1,403	319	$ 319		$ 43,125
Level 2 [Member]
Schedule of Fair Value of Assets [Abstract]
Investments in equity securities
Total assets
Level 3 [Member]
Schedule of Fair Value of Assets [Abstract]
Investments in equity securities	11	11		1,838
Total assets	$ 11	$ 11		$ 1,838